SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					12/31/12
FILER
	CIK		0001093694


DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@eicatlanta.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2012

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road, NE
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 01/29/13

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	42
Form 13F Information Table Value Total:	$2,329,910

List of Other Included Managers:
NONE

                                                       Form 13F Information Table
                        Title of            Value      shares/     sh/ put/ InvstmeOther Voting Authority
Name of Issuer          Class  Cusip        (x$1000)   Prn amt     prn call dscretnMgrs  Sole    SharedNone

AMERICAN EXPRESS CO     COM    025816109          59335     1032266SH       sole          1001481       30785
BARD, C R INC           COM    067383109          59427      608006SH       sole           588721       19285
BARRICK GOLD CORP COM   COM    067901108          70112     2002626SH       sole          1936526       66100
BAXTER INTL INC         COM    071813109          66100      991604SH       sole           964739       26865
BECTON DICKINSON & CO COCOM    75887109           47678      609765SH       sole           590675       19090
CHEVRON CORP NEW COM    COM    166764100          36849      340754SH       sole           330434       10320
CHUBB CORP              COM    171232101          61703      819208SH       sole           794253       24955
CISCO SYS INC COM       COM    17275R102          59364     3021242SH       sole          2932992       88250
CONOCOPHILLIPS COM      COM    20825C104          61293     1056959SH       sole          1025604       31355
CVS CORP COM            COM    126650100          21697      448750SH       sole           432345       16405
DELL INC COM            COM    24702R101          43662     4305933SH       sole          4124743      181190
DEVON ENERGY CORP NEW COCOM    25179M103          58469     1123544SH       sole          1090329       33215
DR PEPPER SNAPPLE GROUP COM    26138E109          73238     1657722SH       sole          1608967       48755
EBAY INC COM            COM    278642103          42077      825064SH       sole           802339       22725
EXELON CORP COM         COM    30161N101          80090     2693000SH       sole          2604955       88045
EXXON MOBIL CORP COM    COM    30231G102          82223      950010SH       sole           920175       29835
GLAXOSMITHKLINE PLC SPONCOM    37733W105          44617     1026392SH       sole           995707       30685
GOOGLE INC CL A         COM    38259P508          58627       82879SH       sole            80249        2630
ISHARES TR RUSL 3000 VALCOM    464287663           3574       37485SH       sole            37485           0
ISHARES TR RUSSELL1000VACOM    464287598           5309       72910SH       sole            72910           0
JOHNSON & JOHNSON       COM    478160104          72604     1035723SH       sole          1004793       30930
MARKET VECTORS ETF TR GOCOM    57060U100            640       13800SH       sole            13800           0
MEDTRONIC INC COM       COM    585055106          83719     2040935SH       sole          1977645       63290
MICROSOFT               COM    594918104          84796     3174697SH       sole          3064012      110685
MOLSON COORS BREWING CO COM    60871R209         101489     2371798SH       sole          2294453       77345
NEWMONT MNG CORP        COM    651639106          50749     1092786SH       sole          1051311       41475
NORTHROP GRUMMAN CORP COCOM    666807102          65156      964132SH       sole           936467       27665
PEPSICO INC             COM    713448108          94584     1382201SH       sole          1338981       43220
PNC FINANCIAL CORP      COM    693475105          71456     1225453SH       sole          1189198       36255
PROCTER & GAMBLE COMPANYCOM    742718109          71011     1045966SH       sole          1017481       28485
PROSHARES TR SHRT 20+YR COM    74347X146            604       20555SH       sole            20555           0
SCHWAB CHARLES CORP NEW COM    808513105          76701     5341319SH       sole          5177374      163945
SIGMA ALDRICH CORP COM  COM    826552101          36313      493523SH       sole           478803       14720
SPDR GOLD TRUST GOLD SHSCOM    78463V107            284        1750SH       sole             1750           0
SUNTRUST BKS INC COM    COM    867914103          38271     1349951SH       sole          1311771       38180
TARGET CORP COM         COM    87612E106          85624     1447091SH       sole          1402716       44375
TORCHMARK CORP COM      COM    891027104          37675      729137SH       sole           708036       21101
TRAVELERS COMPANIES INC COM    89417E109          73063     1017313SH       sole           997673       19640
UNILEVER NV N Y SHS NEW COM    904784709          40953     1069273SH       sole          1028418       40855
US BANCORP DEL COM NEW  COM    902973304          56106     1756604SH       sole          1703774       52830
WAL MART STORES INC     COM    931142103          92489     1355552SH       sole          1311802       43750
WELLS FARGO & CO NEW COMCOM    949746101          60179     1760653SH       sole          1708043       52610
                                             2,329,910